Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of price risk
	July 31, 2021	July 31, 2020
	$	$
Financial assets	2,492	2,692
Financial liabilities	(373,432)	(3,450)
Total exposure	(370,940)	(758)

Schedule of aging of trade receivables
	July 31,	July 31,
	2021	2020
	$	$
0-30 days	22,971	15,253
31-60 days	12,390	2,972
61-90 days	1,435	412
Over 90 days	625	789
Total	37,421	19,426

Schedule of analysis of contractual maturities for financial liabilities
Fiscal year	2022	2023	2024	2025	Thereafter	Total
	$	$	$	$	$	$
Accounts payable and accrued liabilities	63,557	-	-	-	-	63,557
Excise taxes payable	6,591	-	-	-	-	6,591
Loans and borrowings	60,297	-	-	-	-	60,297
Convertible debentures	6,716	41,273	-	-	-	47,989
Undiscounted future lease payments	6,155	5,785	6,073	5,561	54,796	78,370
	143,316	47,058	6,073	5,561	54,796	256,804

Senior secured convertible note[1]	315,289	143,421	-	-	-	458,710
Total	458,605	190,479	6,073	5,561	54,796	715,514

[1] The senior secured convertible note has been valued using the July 31, 2021 US/CAD foreign exchange rate. The Company’s ability to settle the note in equity or cash is dependent upon meeting certain conditions as stated in Note 19.